Capital and Reserves - Disclosure of Information About Stock Option Activity (Details) (Parenthetical) - CAD / shares	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Capital And Reserves
Number of options with an exercise price	CAD 0.45	CAD 0.45	CAD 0.45